FRANKLIN TEMPLETON INVESTMENTS
                             ONE FRANKLIN PARKWAY
                           SAN MATEO, CA 94403-1906



February 5, 2003


Filed Via EDGAR (CIK #0000893226)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  Franklin Strategic Mortgage Portfolio
           File Nos. (33-53414 and 811-7288)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 30, 2003.

Sincerely yours,

Franklin Strategic Mortgage Portfolio


/s/David P. Goss
Associate General Counsel

DPG:cd

cc:   Bruce G. Leto, Esq.